INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Current	$ 7,060	$ 9,108
Non-current	4,352	3,735
Total	$ 11,412	$ 12,843